JRO
Nuveen Floating Rate Income Opportunity Fund
Portfolio of Investments    April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 152.9% (92.7% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 137.6% (83.4% of Total Investments)
	Aerospace & Defense – 1.5% (0.9% of Total Investments)
$537	Dynasty Acquisition Co., Inc., Term Loan B1	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	$523,586
289	Dynasty Acquisition Co., Inc., Term Loan B2	3.703%	3-Month LIBOR	3.500%	4/08/26	B-	281,498
1,280	Maxar Technologies Ltd., Term Loan B	2.863%	1-Month LIBOR	2.750%	10/05/24	B	1,268,486
1,667	TransDigm, Inc., Term Loan E	2.363%	1-Month LIBOR	2.250%	5/30/25	Ba3	1,649,311
1,263	TransDigm, Inc., Term Loan F	2.363%	1-Month LIBOR	2.250%	12/09/25	Ba3	1,248,993
1,053	TransDigm, Inc., Term Loan G	2.363%	1-Month LIBOR	2.250%	8/22/24	Ba3	1,042,143
6,089	Total Aerospace & Defense						6,014,017
	Airlines – 1.8% (1.1% of Total Investments)
939	American Airlines, Inc., First Lien Term Loan	1.860%	1-Month LIBOR	1.750%	1/29/27	Ba3	877,862
609	American Airlines, Inc., Incremental Term Loan	2.115%	1-Month LIBOR	2.000%	12/14/23	Ba3	588,184
361	American Airlines, Inc., Term Loan B	2.110%	1-Month LIBOR	2.000%	4/28/23	Ba3	348,422
1,620	American Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	1,668,458
1,450	Kestrel Bidco Inc., Term Loan B	4.000%	6-Month LIBOR	3.000%	12/11/26	BB-	1,405,932
1,900	SkyMiles IP Ltd., Term Loan B	4.750%	3-Month LIBOR	3.750%	10/20/27	Baa1	1,998,335
750	United Airlines, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	759,844
7,629	Total Airlines						7,647,037
	Auto Components – 1.5% (0.9% of Total Investments)
619	Adient US LLC, Term Loan B	3.610%	3-Month LIBOR	3.500%	4/08/28	BB-	619,490
2,321	Clarios Global LP, Term Loan B	3.363%	1-Month LIBOR	3.250%	4/30/26	B1	2,301,303
1,103	DexKo Global Inc., Term Loan	4.500%	3-Month LIBOR	3.500%	7/24/24	B1	1,103,370
998	Les Schwab Tire Centers, Term Loan B	4.250%	6-Month LIBOR	3.500%	11/02/27	B	1,000,827
1,347	Superior Industries International, Inc., First Lien Term Loan B	4.113%	1-Month LIBOR	4.000%	5/23/24	B1	1,345,545
6,388	Total Auto Components						6,370,535
	Automobiles – 0.4% (0.3% of Total Investments)
970	Navistar International Corporation, First Lien Term Loan B	3.610%	1-Month LIBOR	3.500%	11/06/24	Ba2	970,849

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$779	Wand NewCo 3, Inc., Term Loan	3.110%	1-Month LIBOR	3.000%	2/05/26	B1	$769,719
1,749	Total Automobiles						1,740,568
	Banks – 0.1% (0.0% of Total Investments)
229	iQor US Inc., Exit Term Loan	8.500%	1-Month LIBOR	7.500%	9/15/27	N/R	230,569
	Beverages – 1.0% (0.6% of Total Investments)
1,087	Arterra Wines Canada, Inc., Term Loan	4.250%	3-Month LIBOR	3.500%	11/25/27	B1	1,088,634
830	City Brewing Company, LLC, Term Loan	4.250%	3-Month LIBOR	3.500%	4/01/28	B+	833,112
2,098	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	2,092,791
4,015	Total Beverages						4,014,537
	Biotechnology – 0.6% (0.4% of Total Investments)
2,670	Grifols Worldwide Operations USA, Inc., Term Loan B	2.087%	1-Week LIBOR	2.000%	11/15/27	Ba2	2,640,257
	Building Products – 2.3% (1.4% of Total Investments)
1,799	Cornerstone Building Brands, Inc., Term Loan B	3.365%	3-Month LIBOR	3.250%	4/12/28	B+	1,785,744
826	LBM Acquisition LLC, Term Loan B	4.500%	3-Month LIBOR	3.750%	12/17/27	B+	825,426
184	LBM Acquisition LLC, Term Loan B, (WI/DD), (5)	TBD	TBD	TBD	TBD	B+	183,428
280	Potters Industries, LLC, Term Loan B	4.750%	3-Month LIBOR	4.000%	12/14/27	B	280,700
5,565	Quikrete Holdings, Inc., First Lien Term Loan	2.613%	1-Month LIBOR	2.500%	1/31/27	BB-	5,520,486
1,040	Resideo Funding Inc., Term Loan	2.750%	3-Month LIBOR	2.250%	2/12/28	BBB-	1,039,355
9,694	Total Building Products						9,635,139
	Capital Markets – 2.2% (1.3% of Total Investments)
889	Advisor Group, Inc., Term Loan	4.613%	1-Month LIBOR	4.500%	7/31/26	B2	889,532
1,955	AI Alpine AT Bidco GmbH, Term Loan B	3.200%	3-Month LIBOR	3.000%	11/06/25	B-	1,906,125
309	Klockner-Pentaplast of America, Inc., Term Loan B	5.250%	3-Month LIBOR	4.750%	2/09/26	B	308,682
503	RPI Intermediate Finance Trust, Term Loan B1	1.863%	1-Month LIBOR	1.750%	2/11/27	BBB-	502,316
4,039	Sequa Mezzanine Holdings L.L.C., Extended Term Loan, (cash 6.750%, PIK 1.000%)	7.750%	3-Month LIBOR	6.750%	7/31/23	B-	4,060,284
1,462	Sequa Mezzanine Holdings L.L.C., Second Lien Term Loan, (cash 5.000%, PIK 6.750%)	11.750%	3-Month LIBOR	10.750%	7/31/24	CCC-	1,391,138
9,157	Total Capital Markets						9,058,077
	Chemicals – 0.8% (0.5% of Total Investments)
567	ASP Unifrax Holdings Inc, Term Loan B	3.953%	3-Month LIBOR	3.750%	12/14/25	CCC+	540,366
657	Atotech B.V., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	653,563

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Chemicals (continued)
$900	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	1/29/26	BB+	$897,611
868	Ineos US Finance LLC, Term Loan B	2.110%	1-Month LIBOR	2.000%	3/31/24	BBB-	859,350
465	PQ Corporation, Incremental Term Loan B	4.000%	3-Month LIBOR	3.000%	2/07/27	BB-	466,517
3,457	Total Chemicals						3,417,407
	Commercial Services & Supplies – 5.5% (3.3% of Total Investments)
750	Amentum Government Services Holdings LLC, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/31/27	B1	754,376
694	Brand Energy & Infrastructure Services, Inc., Term Loan	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	675,960
7,211	Delta 2 (LUX) S.a.r.l., Term Loan	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	7,183,046
215	Education Management LLC, Term Loan A, (6), (7)	0.000%	N/A	N/A	7/02/20	N/R	2,151
1,000	Fort Dearborn Company, Second Lien Term Loan	8.694%	3-Month LIBOR	8.500%	10/21/24	CCC	998,750
721	Garda World Security Corporation, Term Loan B	4.360%	1-Month LIBOR	4.250%	10/30/26	B1	723,374
2,692	GFL Environmental Inc., Term Loan	3.500%	1-Month LIBOR	3.000%	5/30/25	BB-	2,696,374
531	Harland Clarke Holdings Corp., Term Loan B7	5.750%	3-Month LIBOR	4.750%	11/03/23	CCC+	491,244
345	KAR Auction Services, Inc., Term Loan B6	2.375%	1-Month LIBOR	2.250%	9/19/26	Ba3	340,857
677	PAE Holding Corporation, Term Loan B	5.250%	3-Month LIBOR	4.500%	10/19/27	B	679,628
419	Prime Security Services Borrower, LLC, Term Loan	3.500%	1-Month LIBOR	2.750%	9/23/26	BB-	418,654
164	Prime Security Services Borrower, LLC, Term Loan	3.500%	12-Month LIBOR	2.750%	9/23/26	BB-	163,677
328	Prime Security Services Borrower, LLC, Term Loan	3.500%	3-Month LIBOR	2.750%	9/23/26	BB-	327,355
1,167	Robertshaw US Holding Corp, First Lien Term Loan	4.500%	1-Month LIBOR	3.500%	2/28/25	CCC+	1,127,461
202	Sabert Corporation, Term Loan B	5.500%	1-Month LIBOR	4.500%	12/10/26	B	202,552
1,000	Spin Holdco Inc., Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B-	997,110
3,164	Travelport Finance (Luxembourg) S.a.r.l., Priority Term Loan, (cash 2.500%, PIK 6.500%), (DD1)	2.500%	3-Month LIBOR	1.500%	2/28/25	B-	3,235,191
675	West Corporation, Term Loan B1	3.686%	3-Month LIBOR	3.500%	10/10/24	BB+	655,179
975	WEX Inc., Term Loan	2.427%	3-Month LIBOR	2.250%	4/01/28	Ba2	972,987
22,930	Total Commercial Services & Supplies						22,645,926
	Communications Equipment – 2.5% (1.5% of Total Investments)
4,379	CommScope, Inc., Term Loan B	3.363%	1-Month LIBOR	3.250%	4/04/26	Ba3	4,357,446
636	MLN US HoldCo LLC, First Lien Term Loan	4.610%	1-Month LIBOR	4.500%	11/30/25	B3	565,504
1,463	Plantronics Inc, Term Loan B	2.609%	1-Month LIBOR	2.500%	7/02/25	Ba2	1,447,637

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Communications Equipment (continued)
$2,166	Riverbed Technology, Inc., Term Loan B	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	$2,062,019
6	Riverbed Technology, Inc., Term Loan B	7.000%	2-Month LIBOR	6.000%	12/31/25	B2	5,181
1,872	Univision Communications Inc., Term Loan C5	2.860%	1-Month LIBOR	2.750%	3/15/24	B	1,869,903
10,522	Total Communications Equipment						10,307,690
	Construction & Engineering – 1.2% (0.7% of Total Investments)
500	AECOM, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Baa3	500,315
820	Aegion Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	824,100
1,750	Brown Group Holding LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,743,438
396	Pike Corporation, Incremental Term Loan B	3.120%	1-Month LIBOR	3.000%	1/21/28	Ba3	395,405
1,642	Traverse Midstream Partners LLC, Term Loan	6.500%	1-Month LIBOR	5.500%	9/27/24	B	1,644,764
5,108	Total Construction & Engineering						5,108,022
	Containers & Packaging – 1.6% (1.0% of Total Investments)
1,965	Berry Global, Inc., Term Loan Z	1.861%	1-Month LIBOR	1.750%	7/01/26	BBB-	1,951,103
1,097	Charter NEX US, Inc., Term Loan	5.000%	1-Month LIBOR	4.250%	12/01/27	B	1,102,478
436	Reynolds Consumer Products LLC, Term Loan	1.863%	1-Month LIBOR	1.750%	2/04/27	BBB-	434,108
1,197	Reynolds Group Holdings Inc. , Term Loan B2	3.363%	1-Month LIBOR	3.250%	2/05/26	B+	1,188,023
382	TricorBraun Holdings, Inc., Delayed Draw Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	378,945
1,698	TricorBraun Holdings, Inc., Term Loan	3.750%	3-Month LIBOR	3.250%	3/03/28	B2	1,684,727
6,775	Total Containers & Packaging						6,739,384
	Distributors – 0.3% (0.2% of Total Investments)
261	IAA, Inc., Term Loan B	2.375%	1-Month LIBOR	2.250%	6/28/26	BB+	260,494
948	SRS Distribution Inc., First Lien Term Loan	3.113%	1-Month LIBOR	3.000%	5/24/25	B	935,852
1,209	Total Distributors						1,196,346
	Diversified Consumer Services – 1.2% (0.7% of Total Investments)
121	Cengage Learning, Inc., Term Loan B	5.250%	2-Month LIBOR	4.250%	6/07/23	B	120,809
3,826	Cengage Learning, Inc., Term Loan B	5.250%	3-Month LIBOR	4.250%	6/07/23	B	3,814,621
146	Education Management LLC, Term Loan A, (6), (7)	0.000%	N/A	N/A	7/02/20	N/R	1,831
4	Education Management LLC, Term Loan A2, (7)	9.599%	3-Month LIBOR	7.500%	7/02/20	N/R	—
919	Sotheby's, Term Loan B	5.500%	3-Month LIBOR	4.750%	1/15/27	B+	928,533
5,016	Total Diversified Consumer Services						4,865,794
	Diversified Financial Services – 2.4% (1.4% of Total Investments)
328	Avaya, Inc., DIP Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	N/R	329,658

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$313	Belk, Inc., Term Loan	8.500%	3-Month LIBOR	7.500%	7/31/25	N/R	$313,576
1,356	Belk, Inc., Term Loan	10.000%	3-Month LIBOR	7.500%	7/31/25	N/R	883,195
1,474	Blackstone CQP Holdco LP, Term Loan B	3.687%	3-Month LIBOR	3.500%	9/30/24	B+	1,473,868
1,625	Ditech Holding Corporation, Term Loan, (7)	0.000%	N/A	N/A	6/30/22	N/R	312,886
1,000	FleetCor Technologies Operating Co LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	997,815
594	GT Polaris, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	9/24/27	BB-	594,162
499	Lions Gate Capital Holdings LLC, Term Loan B	2.363%	1-Month LIBOR	2.250%	3/24/25	Ba2	494,821
1,000	Precisely, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	N/R	998,125
1,077	Sabre GLBL Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	12/17/27	Ba3	1,088,919
2,257	Verscend Holding Corp., Term Loan B	4.177%	3-Month LIBOR	4.000%	8/27/25	BB-	2,260,051
11,523	Total Diversified Financial Services						9,747,076
	Diversified Telecommunication Services – 3.9% (2.4% of Total Investments)
1,240	Altice France S.A., Term Loan B12	3.871%	3-Month LIBOR	3.688%	1/31/26	B	1,232,148
3,805	Altice France S.A., Term Loan B13	4.198%	3-Month LIBOR	4.000%	8/14/26	B	3,802,248
4,910	CenturyLink, Inc., Term Loan B	2.363%	1-Month LIBOR	2.250%	3/15/27	BB+	4,860,534
2,166	Connect Finco Sarl, Term Loan B	4.500%	1-Month LIBOR	3.500%	12/12/26	B+	2,162,474
2,159	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	2,154,699
389	Frontier Communications Corp., DIP Exit Term Loan	1.000%	N/A	N/A	10/08/27	B3	387,845
91	GTT Communications, Inc., Delayed Draw Term Loan, (7)	6.000%	1-Month LIBOR	5.000%	12/28/21	CCC+	93,522
383	Intelsat Jackson Holdings S.A., Term Loan B4, (7)	8.750%	Prime	5.500%	1/02/24	N/R	392,187
613	Intelsat Jackson Holdings S.A., Term Loan B5, (7)	8.625%	N/A	N/A	1/02/24	N/R	626,931
374	Zayo Group Holdings, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	3/09/27	B1	370,858
16,130	Total Diversified Telecommunication Services						16,083,446
	Electric Utilities – 0.6% (0.4% of Total Investments)
923	ExGen Renewables IV, LLC, Term Loan	3.750%	3-Month LIBOR	2.750%	12/11/27	BB-	924,302
744	Pacific Gas & Electric Company, Term Loan	3.500%	3-Month LIBOR	3.000%	6/23/25	BB	743,098
896	Vistra Operations Company LLC, First Lien Term Loan B3	1.861%	1-Month LIBOR	1.750%	12/31/25	Baa3	889,446
2,563	Total Electric Utilities						2,556,846
	Electrical Equipment – 1.5% (0.9% of Total Investments)
3,276	Avolon TLB Borrower 1 (US) LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/12/27	Baa2	3,229,358
1,960	Ingram Micro Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,974,582

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Electrical Equipment (continued)
$990	Vertiv Group Corporation, Term Loan B	2.861%	1-Month LIBOR	2.750%	3/02/27	B+	$985,866
6,226	Total Electrical Equipment						6,189,806
	Electronic Equipment, Instruments & Components – 0.3% (0.2% of Total Investments)
1,322	TTM Technologies, Inc., Term Loan	2.615%	1-Month LIBOR	2.500%	9/28/24	BB+	1,321,421
	Energy Equipment & Services – 0.1% (0.1% of Total Investments)
657	PGS ASA, Term Loan B	7.760%	3-Month LIBOR	7.500%	6/13/24	N/R	593,927
	Entertainment – 2.7% (1.6% of Total Investments)
913	AMC Entertainment Holdings, Inc. , Term Loan B, (DD1)	3.195%	3-Month LIBOR	3.000%	4/22/26	CCC	805,220
3,313	Cineworld Group PLC, Term Loan B, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	2,852,924
8	Cineworld Group PLC, Term Loan B, (DD1)	3.500%	3-Month LIBOR	2.500%	2/28/25	CCC	7,176
388	Crown Finance US, Inc., Incremental Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	330,882
1,806	Metro-Goldwyn-Mayer Inc., First Lien Term Loan	2.620%	1-Month LIBOR	2.500%	7/03/25	BB-	1,798,146
1,000	Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.500%	1-Month LIBOR	4.500%	7/06/26	B3	997,190
478	NASCAR Holdings, Inc, Term Loan B	2.863%	1-Month LIBOR	2.750%	10/18/26	BB	474,853
1,995	Virgin Media Bristol LLC, Term Loan N, (WI/DD)	TBD	TBD	TBD	TBD	BB+	1,994,671
959	William Morris Endeavor Entertainment, LLC, First Lien Term Loan	2.860%	1-Month LIBOR	2.750%	5/16/25	B	938,195
836	William Morris Endeavor Entertainment, LLC, First Lien, Term Loan	2.897%	3-Month LIBOR	2.750%	5/16/25	B	818,511
11,696	Total Entertainment						11,017,768
	Equity Real Estate Investment Trust – 0.4% (0.2% of Total Investments)
1,365	Realogy Group LLC, Term Loan A	1.863%	1-Month LIBOR	1.750%	2/08/25	BB	1,358,962
282	Realogy Group LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	2/08/25	BB	280,393
1,647	Total Equity Real Estate Investment Trust						1,639,355
	Food & Staples Retailing – 1.9% (1.2% of Total Investments)
536	BJ's Wholesale Club, Inc., First Lien Term Loan	2.111%	1-Month LIBOR	2.000%	2/03/24	BB+	535,895
44	H Food Holdings LLC, Incremental Term Loan B3	6.000%	1-Month LIBOR	5.000%	5/31/25	B2	44,778
767	H Food Holdings LLC, Term Loan B	3.801%	1-Month LIBOR	3.688%	5/31/25	B2	761,115

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food & Staples Retailing (continued)
$6,600	US Foods, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	6/27/23	BB-	$6,536,573
7,947	Total Food & Staples Retailing						7,878,361
	Food Products – 0.6% (0.3% of Total Investments)
6	American Seafoods Group LLC, First Lien Term Loan	3.750%	1-Month LIBOR	2.750%	8/21/23	BB-	5,767
864	American Seafoods Group LLC, First Lien Term Loan	3.750%	3-Month LIBOR	2.750%	8/21/23	BB-	862,926
774	Froneri International Ltd., Term Loan	2.363%	1-Month LIBOR	2.250%	1/31/27	B1	763,896
688	UTZ Quality Foods, LLC, Term Loan B	3.113%	1-Month LIBOR	3.000%	1/20/28	B1	688,922
2,332	Total Food Products						2,321,511
	Health Care Equipment & Supplies – 1.0% (0.6% of Total Investments)
691	Greatbatch Ltd., Term Loan B	3.500%	1-Month LIBOR	2.500%	10/27/22	B+	693,310
1,379	Lifescan Global Corporation, First Lien Term Loan	6.202%	3-Month LIBOR	6.000%	10/01/24	B	1,354,314
1,389	Viant Medical Holdings, Inc., First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	7/02/25	B3	1,351,300
1,063	Vyaire Medical, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/30/25	B3	913,959
4,522	Total Health Care Equipment & Supplies						4,312,883
	Health Care Providers & Services – 8.9% (5.4% of Total Investments)
1,309	ADMI Corp., Term Loan B2	3.250%	1-Month LIBOR	2.750%	12/23/27	B	1,300,275
1,751	AHP Health Partners, Inc., Term Loan	4.750%	1-Month LIBOR	3.750%	6/30/25	B1	1,756,801
1,068	Air Methods Corporation, Term Loan B	4.500%	3-Month LIBOR	3.500%	4/21/24	B	1,053,618
663	Albany Molecular Research, Inc., First Lien Term Loan	4.250%	1-Month LIBOR	3.250%	8/30/24	B	664,726
1,443	BW NHHC Holdco, Inc., First Lien Term Loan	5.189%	3-Month LIBOR	5.000%	5/15/25	Caa1	1,350,531
506	DaVita, Inc. , Term Loan B	1.863%	1-Month LIBOR	1.750%	8/12/26	BBB-	503,575
1,926	Envision Healthcare Corporation, First Lien Term Loan	3.863%	1-Month LIBOR	3.750%	10/10/25	Caa1	1,622,549
836	Gates Global LLC, Term Loan B3	3.500%	1-Month LIBOR	2.750%	3/31/27	B+	834,184
2,546	Gentiva Health Services, Inc., Term Loan	2.875%	1-Month LIBOR	2.750%	7/02/25	B+	2,544,854
440	Global Medical Response, Inc., Term Loan B	5.750%	6-Month LIBOR	4.750%	10/02/25	B	441,073
2,054	Global Medical Response, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	2,060,470
376	HCA Inc., Term Loan B12	1.863%	1-Month LIBOR	1.750%	3/13/25	BBB-	376,278
599	HCA Inc., Term Loan B13	1.863%	1-Month LIBOR	1.750%	3/18/26	BBB-	599,346
592	Heartland Dental, LLC, First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	4/30/25	B2	585,244
62	MED ParentCo LP, First Lien Delayed Draw Term Loan	4.363%	1-Month LIBOR	4.250%	8/31/26	B2	61,393
245	MED ParentCo LP, First Lien Term Loan	4.363%	1-Month LIBOR	4.250%	8/31/26	B2	244,818

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$1,141	MMM Holdings, Inc., Term Loan B	6.750%	1-Month LIBOR	5.750%	12/26/26	B+	$1,143,577
75	National Mentor Holdings, Inc., Delayed Draw Term Loan	1.875%	1-Month LIBOR	1.875%	3/02/28	B1	75,247
684	National Mentor Holdings, Inc., Term Loan	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	684,061
23	National Mentor Holdings, Inc., Term Loan C	4.500%	3-Month LIBOR	3.750%	3/02/28	B1	22,802
1,315	Onex TSG Intermediate Corp., Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	1,303,494
1,772	Phoenix Guarantor Inc, Term Loan B	3.354%	1-Month LIBOR	3.250%	3/05/26	N/R	1,772,272
1,500	Phoenix Guarantor Inc, Term Loan B3	3.610%	1-Month LIBOR	3.500%	3/05/26	B1	1,475,424
479	Pluto Acquisition I, Inc., Incremental Term Loan B	5.500%	1-Month LIBOR	5.000%	6/20/26	B2	482,092
178	Quorum Health Corporation, Term Loan, (7)	9.250%	3-Month LIBOR	8.250%	4/29/22	N/R	181,879
3,527	RegionalCare Hospital Partners Holdings, Inc., Term Loan B	3.863%	1-Month LIBOR	3.750%	11/16/25	B1	3,518,527
2,716	Select Medical Corporation, Term Loan B	2.370%	1-Month LIBOR	2.250%	3/06/25	Ba2	2,692,690
4,195	Surgery Center Holdings, Inc., Term Loan B	4.250%	1-Month LIBOR	3.250%	9/03/24	B1	4,185,896
2,401	Team Health Holdings, Inc., First Lien Term Loan	3.750%	1-Month LIBOR	2.750%	2/06/24	B	2,245,241
1,297	US Radiology Specialists, Inc., Term Loan	6.250%	3-Month LIBOR	5.500%	12/15/27	B-	1,304,278
37,719	Total Health Care Providers & Services						37,087,215
	Health Care Technology – 2.6% (1.6% of Total Investments)
2,437	Carestream Health, Inc., Extended Second Lien Term Loan, (cash 5.500%, PIK 8.000%)	5.500%	3-Month LIBOR	4.500%	8/05/23	CCC+	2,299,158
2,146	Carestream Health, Inc., Extended Term Loan	7.750%	3-Month LIBOR	6.750%	5/05/23	N/R	2,148,064
4,611	Change Healthcare Holdings LLC, Term Loan B	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	4,611,153
136	Change Healthcare Holdings LLC, Term Loan B	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	135,892
1,778	Zelis Healthcare Corporation, Term Loan	3.615%	1-Month LIBOR	3.500%	9/30/26	B	1,769,893
11,108	Total Health Care Technology						10,964,160
	Hotels, Restaurants & Leisure – 18.1% (11.0% of Total Investments)
16,070	1011778 B.C. Unlimited Liability Company, Term Loan B4	1.863%	1-Month LIBOR	1.750%	11/19/26	BB+	15,855,545
349	24 Hour Fitness Worldwide, Inc., Exit Term Loan	5.193%	3-Month LIBOR	5.000%	12/29/25	B3	308,827
1,413	Alterra Mountain Company, Term Loan B	5.500%	1-Month LIBOR	4.500%	8/01/26	B	1,419,545
2,994	Alterra Mountain Company, Term Loan B1	2.863%	1-Month LIBOR	2.750%	7/31/24	B2	2,954,800

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$743	Aramark Services, Inc., Term Loan B3	1.863%	1-Month LIBOR	1.750%	3/11/25	BB+	$734,575
583	Boyd Gaming Corporation, Term Loan B3	2.337%	1-Week LIBOR	2.250%	9/15/23	BB	582,816
7,653	Caesars Resort Collection, LLC, First Lien Term Loan B	2.863%	1-Month LIBOR	2.750%	12/22/24	B+	7,578,294
1,119	Caesars Resort Collection, LLC, Term Loan B1	4.613%	1-Month LIBOR	4.500%	7/20/25	B+	1,124,211
734	Carnival Corporation, Term Loan B	8.500%	1-Month LIBOR	7.500%	6/30/25	Ba2	758,044
1,290	Churchill Downs Incorporated, Incremental Term Loan B1	2.120%	1-Month LIBOR	2.000%	3/17/28	BBB-	1,283,509
3,183	CityCenter Holdings, LLC, Term Loan B	3.000%	1-Month LIBOR	2.250%	4/18/24	B+	3,151,511
3,891	ClubCorp Holdings, Inc., Term Loan B	2.953%	3-Month LIBOR	2.750%	9/18/24	B-	3,752,355
501	Crown Finance US, Inc., Term Loan B1, (cash 7.000%, PIK 8.250%)	7.000%	3-Month LIBOR	7.000%	5/23/24	B-	631,463
3,354	Equinox Holdings, Inc., First Lien Term Loan	4.000%	3-Month LIBOR	3.000%	3/08/24	CCC	3,198,342
958	Four Seasons Hotels Limited, New First Lien Term Loan	2.113%	1-Month LIBOR	2.000%	11/30/23	BB+	956,566
5,095	Golden Nugget, Inc., Incremental Term Loan B, (DD1)	3.250%	2-Month LIBOR	2.500%	10/04/23	B	5,043,680
4,246	Hilton Worldwide Finance, LLC, Term Loan B2	1.861%	1-Month LIBOR	1.750%	6/21/26	BBB-	4,214,306
3,092	IRB Holding Corp, Fourth Amendment Incremental Term Loan	4.250%	3-Month LIBOR	3.250%	12/15/27	B	3,089,359
3,441	Life Time Fitness Inc , Term Loan B	5.750%	3-Month LIBOR	4.750%	12/15/24	B-	3,458,049
659	PCI Gaming Authority, Term Loan	2.610%	1-Month LIBOR	2.500%	5/31/26	BBB-	654,259
5,190	Scientific Games International, Inc., Term Loan B5	2.863%	1-Month LIBOR	2.750%	8/14/24	B+	5,123,178
1,031	SeaWorld Parks & Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	1,021,356
3,603	Stars Group Holdings B.V., Incremental Term Loan	3.703%	3-Month LIBOR	3.500%	7/10/25	BBB-	3,616,212
2,190	Station Casinos LLC, Term Loan B	2.500%	1-Month LIBOR	2.250%	2/08/27	BB-	2,162,766
1,462	Wyndham Hotels & Resorts, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	5/30/25	BB+	1,450,113
930	Zaxby's Operating Company LLC, First Lien Term Loan	4.500%	1-Month LIBOR	3.750%	12/28/27	B	932,441
75,774	Total Hotels, Restaurants & Leisure						75,056,122
	Household Durables – 0.8% (0.5% of Total Investments)
1,164	Apex Tool Group, LLC, Term Loan B	6.750%	1-Month LIBOR	5.500%	8/21/24	B3	1,167,472
58	Serta Simmons Bedding, LLC, Priority First Out Term Loan, (7)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	58,667
1,710	Serta Simmons Bedding, LLC, Priority Second Out Term Loan, (7)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	1,639,323

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Household Durables (continued)
$449	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	$449,366
3,381	Total Household Durables						3,314,828
	Household Products – 0.2% (0.1% of Total Investments)
938	Reynolds Group Holdings Inc. , Term Loan	2.863%	1-Month LIBOR	2.750%	2/05/23	B+	936,617
	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)
867	WIN Waste Innovations Holdings, Inc., Term Loan B	3.250%	1-Month LIBOR	2.750%	3/25/28	B+	865,355
	Industrial Conglomerates – 0.4% (0.2% of Total Investments)
967	EAB Global, Inc., First Lien Term Loan	4.750%	3-Month LIBOR	3.750%	9/29/24	B2	966,595
3	EAB Global, Inc., First Lien Term Loan	4.750%	2-Month LIBOR	3.750%	9/29/24	B2	2,498
500	Insulet Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	501,875
1,470	Total Industrial Conglomerates						1,470,968
	Insurance – 3.1% (1.9% of Total Investments)
3,530	Acrisure, LLC, Term Loan B	3.703%	3-Month LIBOR	3.500%	2/15/27	B	3,482,661
2,535	Alliant Holdings Intermediate, LLC, Term Loan B	3.363%	1-Month LIBOR	3.250%	5/10/25	B	2,506,831
500	Alliant Holdings Intermediate, LLC, Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	B	500,660
773	Asurion LLC, Term Loan B6	3.113%	1-Month LIBOR	3.000%	11/03/23	Ba3	772,017
2,925	Asurion LLC, Term Loan B8	3.363%	1-Month LIBOR	3.250%	12/23/26	Ba3	2,908,188
2,164	Hub International Limited, Term Loan B	3.176%	3-Month LIBOR	3.000%	4/25/25	B	2,137,901
497	Ryan Specialty Group, LLC, Term Loan	3.750%	1-Month LIBOR	3.000%	9/01/27	B1	497,706
12,924	Total Insurance						12,805,964
	Interactive Media & Services – 1.4% (0.9% of Total Investments)
1,546	Arches Buyer Inc., Term Loan B	3.750%	1-Month LIBOR	3.250%	12/06/27	B1	1,540,490
2,843	Rackspace Technology Global, Inc., Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	2,823,448
1,466	WeddingWire, Inc., First Lien Term Loan	4.686%	3-Month LIBOR	4.500%	12/21/25	B+	1,466,257
5,855	Total Interactive Media & Services						5,830,195
	Internet & Direct Marketing Retail – 0.5% (0.3% of Total Investments)
2,000	CNT Holdings I Corp, Term Loan	4.500%	6-Month LIBOR	3.750%	11/08/27	B	1,999,220
	Internet Software & Services – 1.7% (1.0% of Total Investments)
1,791	Banff Merger Sub Inc, Term Loan	3.863%	1-Month LIBOR	3.750%	10/02/25	B2	1,784,369
2,758	Greeneden U.S. Holdings II, LLC, Term Loan B4	4.750%	1-Month LIBOR	4.000%	12/01/27	B-	2,766,952
2,039	Uber Technologies, Inc., First Lien Term Loan B	3.606%	1-Month LIBOR	3.500%	4/04/25	B1	2,041,011

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Internet Software & Services (continued)
$560	Uber Technologies, Inc., Term Loan B	3.606%	1-Month LIBOR	3.500%	2/25/27	B+	$560,600
7,148	Total Internet Software & Services						7,152,932
	IT Services – 4.4% (2.7% of Total Investments)
805	DTI Holdco, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	9/30/23	CCC+	403,853
2	DTI Holdco, Inc., Term Loan B	5.750%	2-Month LIBOR	4.750%	9/30/23	CCC+	1,061
965	KBR, Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	2/07/27	Ba1	965,651
570	NeuStar, Inc., Term Loan B4	4.500%	3-Month LIBOR	3.500%	8/08/24	B+	537,225
500	Optiv Security, Inc. , Second Lien Term Loan	8.250%	3-Month LIBOR	7.250%	2/01/25	CCC-	472,500
400	Project Ruby Ultimate Parent Corp., Term Loan	4.000%	1-Month LIBOR	3.250%	3/10/28	B	397,750
3,541	Sabre GLBL Inc., Term Loan B	2.113%	1-Month LIBOR	2.000%	2/22/24	Ba3	3,504,691
699	Science Applications International Corporation, Term Loan B	1.988%	1-Month LIBOR	1.875%	10/31/25	BB+	697,672
1,994	Syniverse Holdings, Inc., First Lien Term Loan	6.000%	3-Month LIBOR	5.000%	3/09/23	CCC+	1,971,128
3,500	Syniverse Holdings, Inc., Second Lien Term Loan	10.000%	3-Month LIBOR	9.000%	3/11/24	CCC-	3,435,092
1,483	Tempo Acquisition LLC, Extended Term Loan	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	1,483,577
4,428	West Corporation, Term Loan	5.000%	3-Month LIBOR	4.000%	10/10/24	BB-	4,329,351
18,887	Total IT Services						18,199,551
	Life Sciences Tools & Services – 2.9% (1.7% of Total Investments)
5,993	Parexel International Corporation, Term Loan B	2.863%	1-Month LIBOR	2.750%	9/27/24	B2	5,947,070
5,760	PPD, Inc., Initial Term Loan	2.750%	1-Month LIBOR	2.250%	1/13/28	Ba2	5,756,712
181	Syneos Health, Inc., Term Loan B	1.863%	1-Month LIBOR	1.750%	8/01/24	BB	181,282
11,934	Total Life Sciences Tools & Services						11,885,064
	Machinery – 1.1% (0.7% of Total Investments)
986	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	987,257
11	Alliance Laundry Systems LLC, Term Loan B	4.250%	1-Month LIBOR	3.500%	10/08/27	B	11,335
529	Blount International Inc., Term Loan B	4.750%	1-Month LIBOR	3.750%	4/12/23	B2	530,296
193	Gardner Denver, Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	1/31/27	BB+	192,902
1,720	Gardner Denver, Inc., Term Loan B2	1.863%	1-Month LIBOR	1.750%	2/28/27	Ba2	1,700,129

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$1,244	Vertical Midco GmbH, Term Loan B	4.478%	6-Month LIBOR	4.250%	7/31/27	B1	$1,247,570
4,683	Total Machinery						4,669,489
	Marine – 0.3% (0.2% of Total Investments)
1,984	HGIM Corp., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa3	1,369,039
	Media – 15.9% (9.6% of Total Investments)
3,730	Charter Communications Operating, LLC, Term Loan B2	1.870%	1-Month LIBOR	1.750%	2/01/27	BBB-	3,714,948
464	Checkout Holding Corp., First Out Term Loan	8.500%	1-Month LIBOR	7.500%	2/15/23	N/R	437,586
763	Checkout Holding Corp., Last Out Term Loan, (cash 5.750%, PIK 9.500%)	5.750%	1-Month LIBOR	5.250%	8/15/23	N/R	348,960
8,099	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.685%	3-Month LIBOR	3.500%	8/21/26	B1	7,864,359
21	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.647%	2-Month LIBOR	3.500%	8/21/26	B1	20,011
5,026	CSC Holdings, LLC, Incremental Term Loan	2.365%	1-Month LIBOR	2.250%	1/15/26	BB	4,983,041
2,937	CSC Holdings, LLC, Term Loan B1	2.365%	1-Month LIBOR	2.250%	7/17/25	BB	2,910,167
4,624	CSC Holdings, LLC, Term Loan B5	2.615%	1-Month LIBOR	2.500%	4/15/27	Ba3	4,608,551
488	Cumulus Media New Holdings Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	483,962
150	Diamond Sports Group LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B2	107,772
735	E.W. Scripps Company (The), Term Loan B2	3.313%	1-Month LIBOR	2.562%	5/01/26	BB	732,528
203	Entercom Media Corp., Term Loan	2.611%	1-Month LIBOR	2.500%	11/17/24	BB-	200,522
414	GCI, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	413,172
553	Gray Television, Inc., Term Loan B	2.365%	1-Month LIBOR	2.250%	2/07/24	BB	550,686
637	Gray Television, Inc., Term Loan C	2.500%	1-Month LIBOR	2.500%	1/02/26	BB+	634,091
586	Houghton Mifflin Harcourt Publishing Company, Term Loan B	7.250%	1-Month LIBOR	6.250%	11/22/24	BB-	587,297
5,236	iHeartCommunications, Inc., Term Loan	3.113%	1-Month LIBOR	3.000%	5/01/26	B+	5,180,027
1,928	Intelsat Jackson Holdings S.A., DIP Term Loan, (7)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	1,953,014
6,367	Intelsat Jackson Holdings S.A., Term Loan B3, (7)	8.000%	Prime	4.750%	11/27/23	N/R	6,491,095
418	LCPR Loan Financing LLC, Term Loan B	3.865%	1-Month LIBOR	3.750%	10/15/28	BB	419,707
5,843	McGraw-Hill Global Education Holdings, LLC, Term Loan B	5.750%	3-Month LIBOR	4.750%	11/01/24	BB	5,888,303
457	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB-	465,110
2,200	Meredith Corporation, Term Loan B2	2.613%	1-Month LIBOR	2.500%	1/31/25	BB-	2,177,625

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$2,268	Nexstar Broadcasting, Inc., Term Loan B3	2.356%	1-Month LIBOR	2.250%	1/17/24	BBB-	$2,262,610
949	Nexstar Broadcasting, Inc., Term Loan B4	2.615%	1-Month LIBOR	2.500%	9/19/26	BBB-	946,116
312	Red Ventures, LLC, Term Loan B2	2.613%	1-Month LIBOR	2.500%	11/08/24	BB	307,692
1,856	Sinclair Television Group Inc., Term Loan B1	2.370%	1-Month LIBOR	2.250%	1/03/24	Ba2	1,844,507
887	Sinclair Television Group Inc., Term Loan B2B	2.620%	1-Month LIBOR	2.500%	9/30/26	Ba2	877,081
788	Springer Nature Deutschland GmbH, Term Loan B18	4.000%	1-Month LIBOR	3.250%	8/14/26	B+	787,442
552	Virgin Media Bristol LLC, Term Loan N	2.615%	1-Month LIBOR	2.500%	1/31/28	BB+	548,136
2,227	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	2,227,704
4,966	Ziggo Financing Partnership, Term Loan I	2.615%	1-Month LIBOR	2.500%	4/30/28	BB	4,919,867
66,684	Total Media						65,893,689
	Multiline Retail – 0.3% (0.2% of Total Investments)
1,455	EG America LLC, Term Loan	4.203%	3-Month LIBOR	4.000%	2/05/25	B-	1,437,198
	Office Electronics – 0.0% (0.0% of Total Investments)
182	Pitney Bowes Inc., Term Loan B	4.120%	1-Month LIBOR	4.000%	3/19/28	BBB-	181,862
	Oil, Gas & Consumable Fuels – 2.2% (1.3% of Total Investments)
956	BCP Renaissance Parent LLC, Term Loan B	4.500%	3-Month LIBOR	3.500%	11/01/24	B+	938,379
1,134	Buckeye Partners, L.P., Term Loan B	2.359%	3-Month LIBOR	2.250%	11/01/26	BBB-	1,130,661
1,191	Fieldwood Energy LLC, DIP Delayed Draw Term Loan, (5), (7)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	1,238,170
8,355	Fieldwood Energy LLC, Exit First Lien Term Loan, (DD1), (7)	0.000%	N/A	N/A	4/11/22	N/R	3,235,633
3,211	Fieldwood Energy LLC, Exit Second Lien Term Loan, (7)	0.000%	N/A	N/A	4/11/23	N/R	179,811
917	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	1-Month LIBOR	5.250%	8/25/23	CCC+	786,793
1,549	Gulf Finance, LLC, Term Loan B, (DD1)	6.250%	3-Month LIBOR	5.250%	8/25/23	CCC+	1,328,720
348	Peabody Energy Corporation, Term Loan	2.863%	1-Month LIBOR	2.750%	3/31/25	Caa1	118,103
17,661	Total Oil, Gas & Consumable Fuels						8,956,270
	Paper & Forest Products – 0.7% (0.4% of Total Investments)
1,891	Asplundh Tree Expert, LLC, Term Loan B	1.863%	1-Month LIBOR	1.750%	9/04/27	Ba1	1,885,925
1,120	Post Holdings Inc., Term Loan B	4.750%	1-Month LIBOR	4.000%	10/21/24	B+	1,129,970
3,011	Total Paper & Forest Products						3,015,895
	Personal Products – 1.7% (1.0% of Total Investments)
34	Coty Inc., Term Loan B	2.360%	1-Month LIBOR	2.250%	4/05/25	B	33,164
880	Journey Personal Care Corp., Term Loan B	5.000%	3-Month LIBOR	4.250%	3/01/28	B	881,650

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Personal Products (continued)
$3,162	Kronos Acquisition Holdings Inc., Term Loan B	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	$3,123,403
6	Revlon Consumer Products Corporation, Term Loan B, (DD1), (6)	4.250%	2-Month LIBOR	3.500%	9/07/23	CC	4,373
3,704	Revlon Consumer Products Corporation, Term Loan B, (DD1), (6)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	2,824,048
7,786	Total Personal Products						6,866,638
	Pharmaceuticals – 5.8% (3.5% of Total Investments)
3,470	Advanz Pharma Corp, Exit Tern Loan B	6.500%	1-Month LIBOR	5.500%	9/06/24	B-	3,468,620
941	Alphabet Holding Company, Inc., First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	9/28/24	B-	941,930
4,660	Bausch Health Companies Inc., Term Loan B	3.113%	1-Month LIBOR	3.000%	6/02/25	BB	4,656,983
2,481	Bausch Health Companies Inc., Term Loan B	2.863%	1-Month LIBOR	2.750%	11/27/25	BB	2,477,368
982	Catalent Pharma Solutions Inc., Term Loan B3	2.500%	1-Month LIBOR	2.000%	2/22/28	BBB-	984,956
825	Elanco Animal Health Incorporated, Term Loan B	1.865%	1-Month LIBOR	1.750%	8/01/27	Baa3	814,948
846	Endo Luxembourg Finance Company I S.a r.l., Term Loan	5.750%	1-Month LIBOR	5.000%	3/25/28	B+	827,227
1,213	Gainwell Acquisition Corp., Term Loan B	4.750%	3-Month LIBOR	4.000%	10/01/27	BB-	1,215,782
2,500	Jazz Financing Lux Sarl, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB+	2,508,325
3,645	Mallinckrodt International Finance S.A., Term Loan B, (DD1), (7)	5.500%	3-Month LIBOR	4.750%	9/24/24	D	3,554,945
619	Mallinckrodt International Finance S.A., Term Loan B, (7)	5.750%	3-Month LIBOR	5.000%	2/24/25	D	603,382
2,000	Organon & Co, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,997,080
24,182	Total Pharmaceuticals						24,051,546
	Professional Services – 1.6% (1.0% of Total Investments)
597	ASGN Incorporated, Term Loan B3	1.863%	1-Month LIBOR	1.750%	4/02/25	BBB-	598,573
1,040	Ceridian HCM Holding Inc., Term Loan B	2.587%	1-Week LIBOR	2.500%	4/30/25	B+	1,024,876
790	Creative Artists Agency, LLC , Term Loan B	3.863%	1-Month LIBOR	3.750%	11/26/26	B	784,446
2,176	Dun & Bradstreet Corporation (The), Term Loan	3.361%	1-Month LIBOR	3.250%	2/08/26	BB+	2,166,402
530	Nielsen Consumer Inc., Term Loan B	4.111%	3-Month LIBOR	4.000%	3/05/28	BB	529,613
1,688	Nielsen Finance LLC, Term Loan B4	2.113%	1-Month LIBOR	2.000%	10/04/23	BBB-	1,687,324
6,821	Total Professional Services						6,791,234
	Real Estate Management & Development – 1.3% (0.8% of Total Investments)
2,625	Brookfield Property REIT Inc., Term Loan A2	3.113%	1-Month LIBOR	3.000%	8/24/23	BB+	2,573,717

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Real Estate Management & Development (continued)
$2,743	North American Lifting Holdings, Inc., Priority Term Loan	7.500%	3-Month LIBOR	6.500%	10/16/24	B+	$2,869,994
5,368	Total Real Estate Management & Development						5,443,711
	Road & Rail – 3.7% (2.3% of Total Investments)
1,708	Avolon TLB Borrower 1 (US) LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	1,700,348
1,980	Genesee & Wyoming Inc. (New), Term Loan	2.203%	3-Month LIBOR	2.000%	12/30/26	BB+	1,975,169
1,421	Gruden Acquisition, Inc., Term Loan	6.500%	3-Month LIBOR	5.500%	8/18/22	B-	1,423,382
2,984	Hertz Corporation, (The), DIP Delayed Draw Term Loan, (5)	8.250%	1-Month LIBOR	7.250%	12/31/21	N/R	3,009,163
1,000	Hertz Corporation, (The), DIP Delayed Draw Term Loan, (5)	8.250%	3-Month LIBOR	7.250%	12/31/21	N/R	1,008,095
3,515	Hertz Corporation, (The), Term Loan B, (DD1), (5), (7)	3.500%	1-Month LIBOR	2.750%	6/30/23	N/R	3,538,949
1,280	Hertz Corporation, (The), Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	N/R	1,289,600
46	Savage Enterprises LLC, Term Loan B	3.120%	1-Month LIBOR	3.000%	8/01/25	BB	46,172
1,444	XPO Logistics, Inc., Term Loan B	1.861%	1-Month LIBOR	1.750%	2/23/25	N/R	1,438,598
15,378	Total Road & Rail						15,429,476
	Semiconductors & Semiconductor Equipment – 0.6% (0.4% of Total Investments)
488	Bright Bidco B.V., Term Loan B, (DD1)	4.500%	6-Month LIBOR	3.500%	6/30/24	CCC	374,481
656	CMC Materials, Inc., Term Loan B1	2.125%	1-Month LIBOR	2.000%	11/15/25	BBB-	656,480
1,405	ON Semiconductor Corporation, Term Loan B	2.113%	1-Month LIBOR	2.000%	9/19/26	BB+	1,404,518
2,549	Total Semiconductors & Semiconductor Equipment						2,435,479
	Software – 11.1% (6.7% of Total Investments)
991	Apttus Corp, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB	991,250
1,477	Blackboard, Inc., Term Loan B5	7.000%	3-Month LIBOR	6.000%	6/30/24	B	1,478,431
825	By Crown Parent, LLC, Term Loan B1	4.000%	1-Month LIBOR	3.000%	1/30/26	B1	826,722
499	Camelot U.S. Acquisition 1 Co., Incremental Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B	499,685
652	Camelot U.S. Acquisition 1 Co., Term Loan B	3.113%	1-Month LIBOR	3.000%	10/31/26	B	646,617
2,000	Delta TopCo, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	2,003,400
692	Dynatrace LLC, First Lien Term Loan	2.363%	1-Month LIBOR	2.250%	8/23/25	BB+	689,774
3,526	Epicor Software Corporation, Term Loan	4.000%	1-Month LIBOR	3.250%	7/31/27	B-	3,525,703
3,160	Finastra USA, Inc., First Lien Term Loan	4.500%	6-Month LIBOR	3.500%	6/13/24	BB-	3,111,007
473	GlobalLogic Holdings Inc., Incremental Term Loan B2	4.500%	1-Month LIBOR	3.750%	9/14/27	B	473,906
430	Greenway Health, LLC, First Lien Term Loan	4.750%	3-Month LIBOR	3.750%	2/16/24	B-	409,408

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$2,289	Informatica LLC,, Term Loan B	3.363%	1-Month LIBOR	3.250%	2/14/27	B1	$2,272,420
610	iQor US Inc., Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	11/19/25	CCC+	606,059
1,292	MA FinanceCo., LLC, Term Loan B	5.250%	3-Month LIBOR	4.250%	6/05/25	BB	1,301,698
1,111	MA FinanceCo., LLC, Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	1,099,820
2,335	McAfee, LLC, Term Loan B	3.860%	1-Month LIBOR	3.750%	9/29/24	BB	2,337,389
371	Mitchell International, Inc., First Lien Term Loan	3.363%	1-Month LIBOR	3.250%	11/29/24	B2	366,192
667	Mitchell International, Inc., Second Lien Term Loan	7.363%	1-Month LIBOR	7.250%	11/30/25	CCC	668,057
1,182	Perforce Software, Inc., Term Loan B	3.863%	1-Month LIBOR	3.750%	7/01/26	B-	1,169,354
985	Project Boost Purchaser, LLC, Term Loan B	3.609%	1-Month LIBOR	3.500%	5/30/26	BB-	978,947
1,475	RealPage Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,469,933
7,500	Seattle Spinco, Inc., Term Loan B3	2.863%	1-Month LIBOR	2.750%	6/21/24	BB	7,427,354
305	SkillSoft Corporation, First Out Rolled Up Exit Term Loan	8.500%	3-Month LIBOR	7.500%	12/27/24	B+	314,066
986	SkillSoft Corporation, Takeback Second – Out Term Loan	8.500%	3-Month LIBOR	7.500%	4/27/25	B-	985,890
1,729	Sophia, L.P., First Lien Term Loan	4.500%	3-Month LIBOR	3.750%	10/07/27	B	1,730,993
1,166	SS&C European Holdings Sarl, Term Loan B4	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	1,154,523
1,572	SS&C Technologies Inc., Term Loan B3	1.863%	1-Month LIBOR	1.750%	4/16/25	BB+	1,556,739
1,000	Tibco Software Inc., Second Lien Term Loan	7.370%	1-Month LIBOR	7.250%	3/04/28	B-	1,014,250
1,162	Tibco Software Inc., Term Loan B3	3.870%	1-Month LIBOR	3.750%	7/03/26	B+	1,156,684
1,032	Ultimate Software Group Inc(The), Incremental Term Loan	4.000%	3-Month LIBOR	3.250%	5/03/26	B1	1,034,596
739	Ultimate Software Group Inc(The), Term Loan B	3.863%	1-Month LIBOR	3.750%	5/03/26	B1	739,958
328	Xperi Corporation, Term Loan B	4.113%	1-Month LIBOR	4.000%	6/01/25	BB-	328,813
1,528	ZoomInfo LLC, Term Loan B	3.113%	1-Month LIBOR	3.000%	2/01/26	BB-	1,529,475
46,089	Total Software						45,899,113
	Specialty Retail – 2.5% (1.5% of Total Investments)
1,147	Academy, Ltd, Term Loan	5.750%	1-Month LIBOR	5.000%	11/06/27	B	1,151,427
956	Birkenstock US BidCo Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	954,810
1,019	Mattress Firm Inc, Term Loan B	6.250%	6-Month LIBOR	5.250%	11/25/27	B+	1,037,979
6,570	PetSmart, Inc., Term Loan B	4.500%	3-Month LIBOR	3.750%	2/12/28	BB-	6,597,101
547	Staples, Inc., Term Loan	5.205%	3-Month LIBOR	5.000%	4/12/26	B	536,065
10,239	Total Specialty Retail						10,277,382
	Technology Hardware, Storage & Peripherals – 2.9% (1.8% of Total Investments)
1,614	Ahead Data Blue, LLC, Term Loan B	6.000%	3-Month LIBOR	5.000%	10/16/27	B+	1,625,346

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$1,726	Conduent Business Services, LLC, Term Loan A	1.863%	1-Month LIBOR	1.750%	12/07/22	BB-	$1,700,456
6,007	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB-	6,009,522
587	NCR Corporation, Term Loan	2.690%	3-Month LIBOR	2.500%	8/28/26	BB+	578,436
362	Peraton Holding Corp, Term Loan B	4.500%	1-Month LIBOR	3.750%	2/01/28	BB-	362,659
638	Peraton Holding Corp, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	638,246
706	Tech Data Corporation, Term Loan	3.613%	1-Month LIBOR	3.500%	7/01/25	BBB-	709,541
534	Western Digital Corporation, Term Loan B4	1.860%	1-Month LIBOR	1.750%	4/29/23	BBB-	534,011
12,174	Total Technology Hardware, Storage & Peripherals						12,158,217
	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)
725	CBI Buyer, Inc., Term Loan	3.750%	1-Month LIBOR	3.250%	1/06/28	B1	723,941
204	Samsonite International S.A., Incremental Term Loan B2	5.500%	1-Month LIBOR	4.500%	4/25/25	Ba2	205,734
929	Total Textiles, Apparel & Luxury Goods						929,675
	Trading Companies & Distributors – 0.1% (0.1% of Total Investments)
506	Hayward Industries, Inc., First Lien Term Loan	3.613%	1-Month LIBOR	3.500%	8/04/24	B+	507,046
	Transportation Infrastructure – 0.2% (0.1% of Total Investments)
733	Atlantic Aviation FBO Inc., Term Loan B	3.870%	1-Month LIBOR	3.750%	12/06/25	BB	733,814
	Wireless Telecommunication Services – 0.3% (0.2% of Total Investments)
413	Altice Financing SA, First Lien Term Loan	2.953%	3-Month LIBOR	2.750%	1/31/26	B	405,394
1,000	Gogo Intermediate Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B-	995,000
1,413	Total Wireless Telecommunication Services						1,400,394
$589,034	Total Variable Rate Senior Loan Interests (cost $574,761,508)						571,309,063

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 10.6% (6.4% of Total Investments)
	Aerospace & Defense – 0.7% (0.4% of Total Investments)
$2,905	Bombardier Inc, 144A	6.000%	10/15/22	CCC	$2,905,726
168	Bombardier Inc, 144A	6.125%	1/15/23	CCC	176,111
3,073	Total Aerospace & Defense				3,081,837
	Auto Components – 0.9% (0.5% of Total Investments)
1,925	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	1,975,531
1,425	Adient US LLC, 144A	9.000%	4/15/25	BB-	1,579,256
3,350	Total Auto Components				3,554,787

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Chemicals – 0.2% (0.1% of Total Investments)
$585	Olin Corp, 144A	9.500%	6/01/25	BB	$733,444
	Communications Equipment – 0.4% (0.3% of Total Investments)
1,125	CommScope Inc, 144A	8.250%	3/01/27	B-	1,205,156
600	CommScope Technologies LLC, 144A	5.000%	3/15/27	B-	594,413
1,725	Total Communications Equipment				1,799,569
	Diversified Telecommunication Services – 0.4% (0.3% of Total Investments)
1,125	Avaya Inc, 144A	6.125%	9/15/28	B	1,195,312
595	Windstream Escrow LLC / Windstream Escrow Finance Corp, 144A	7.750%	8/15/28	B	620,288
1,720	Total Diversified Telecommunication Services				1,815,600
	Electric Utilities – 0.8% (0.5% of Total Investments)
2,980	Bruce Mansfield Unit 1 2007 Pass Through Trust, (7)	6.850%	6/01/34	N/R	3,725
715	Pacific Gas and Electric Co	3.850%	11/15/23	BBB-	758,820
447	Pacific Gas and Electric Co	3.450%	7/01/25	BBB-	474,632
— (8)	Pacific Gas and Electric Co	3.150%	1/01/26	BBB-	1
410	Pacific Gas and Electric Co	3.300%	12/01/27	BBB-	423,058
447	Pacific Gas and Electric Co	3.750%	7/01/28	BBB-	472,391
378	Pacific Gas and Electric Co	4.550%	7/01/30	BBB-	405,805
610	Pacific Gas and Electric Co	4.500%	7/01/40	BBB-	613,088
5,987	Total Electric Utilities				3,151,520
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
745	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	760,667
	Entertainment – 0.8% (0.5% of Total Investments)
1,415	AMC Entertainment Holdings Inc, 144A	10.500%	4/15/25	CCC	1,514,361
1,888	AMC Entertainment Holdings Inc, 144A, (cash 10.000%, PIK 12.000%)	12.000%	6/15/26	C	1,619,230
3,303	Total Entertainment				3,133,591
	Equity Real Estate Investment Trust – 0.7% (0.4% of Total Investments)
2,700	Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC, 144A	7.875%	2/15/25	B	2,909,250
	Health Care Providers & Services – 1.5% (0.9% of Total Investments)
830	AHP Health Partners Inc, 144A	9.750%	7/15/26	CCC+	897,437
1,360	CHS/Community Health Systems Inc, 144A	8.000%	3/15/26	B	1,465,400
225	CHS/Community Health Systems Inc, 144A	8.000%	12/15/27	B	247,500
120	HCA Inc	5.375%	2/01/25	BB	133,732
295	Tenet Healthcare Corp	4.625%	7/15/24	BB-	299,455
1,060	Tenet Healthcare Corp, 144A	6.250%	2/01/27	B1	1,111,675

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$1,940	Tenet Healthcare Corp, 144A	6.125%	10/01/28	B	$2,046,700
5,830	Total Health Care Providers & Services				6,201,899
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
400	Carnival Corp, 144A	11.500%	4/01/23	Ba2	459,680
	Household Durables – 0.0% (0.0% of Total Investments)
205	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	206,794
	Media – 2.2% (1.3% of Total Investments)
1,350	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	5.375%	8/15/26	B	985,500
1,500	Diamond Sports Group LLC / Diamond Sports Finance Co, 144A	6.625%	8/15/27	Caa2	810,000
2,100	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	2,247,000
2	iHeartCommunications Inc	6.375%	5/01/26	B+	2,236
1,127	iHeartCommunications Inc	8.375%	5/01/27	CCC+	1,208,735
2,465	iHeartCommunications Inc, 144A	5.250%	8/15/27	B+	2,551,275
420	Intelsat Luxembourg SA, (7)	8.125%	6/01/23	N/R	14,700
1,110	Univision Communications Inc, 144A	9.500%	5/01/25	B	1,233,487
10,074	Total Media				9,052,933
	Metals & Mining – 0.2% (0.1% of Total Investments)
855	First Quantum Minerals Ltd, 144A	6.875%	10/15/27	B	938,363
	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)
2,935	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	3,023,050
1,040	CITGO Petroleum Corp, 144A	7.000%	6/15/25	BB	1,072,500
3,975	Total Oil, Gas & Consumable Fuels				4,095,550
	Pharmaceuticals – 0.3% (0.2% of Total Investments)
733	Advanz Pharma Corp Ltd	8.000%	9/06/24	B-	745,827
582	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	6.000%	6/30/28	CCC+	442,320
230	Par Pharmaceutical Inc, 144A	7.500%	4/01/27	B+	242,075
1,545	Total Pharmaceuticals				1,430,222
	Specialty Retail – 0.2% (0.1% of Total Investments)
450	Party City Holdings Inc, 144A	8.750%	2/15/26	CCC+	461,219
200	PetSmart Inc / PetSmart Finance Corp, 144A	7.750%	2/15/29	CCC+	216,694
650	Total Specialty Retail				677,913
$46,722	Total Corporate Bonds (cost $42,820,101)				44,003,619

Shares	Description (1)	Value
COMMON STOCKS – 3.9% (2.4% of Total Investments)

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Banks – 0.1% (0.1% of Total Investments)
21,193	iQor US Inc, (9), (10)	$282,927
	Communications Equipment – 0.0% (0.0% of Total Investments)
5,616	Windstream Services LLC, (9), (10)	80,028
	Construction & Engineering – 0.0% (0.0% of Total Investments)
2,758	TNT Crane & Rigging Inc, (6), (10)	3
1,556	TNT Crane & Rigging Inc, (9), (10)	21,266
	Total Construction & Engineering	21,269
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
16,910	Cengage Learning Holdings II Inc, (9), (10)	277,611
	Diversified Telecommunication Services – 0.0% (0.0% of Total Investments)
16,271	Windstream Services LLC, (9), (10)	203,387
	Electric Utilities – 0.4% (0.3% of Total Investments)
64,338	Energy Harbor Corp, (9), (10), (11)	1,853,771
	Energy Equipment & Services – 0.1% (0.0% of Total Investments)
63,862	Transocean Ltd, (10)	205,636
7,266	Vantage Drilling International, (9), (10)	23,614
	Total Energy Equipment & Services	229,250
	Entertainment – 0.6% (0.4% of Total Investments)
23,363	Metro-Goldwyn-Mayer Inc, (9), (10)	2,356,743
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
50,560	Millennium Health LLC, (6), (10)	53,846
47,462	Millennium Health LLC, (6), (10)	48,174
	Total Health Care Providers & Services	102,020
	Hotels, Restaurants & Leisure – 0.1% (0.1% of Total Investments)
83,129	24 Hour Fitness Worldwide Inc, (9)	207,822
174,788	24 Hour Fitness Worldwide Inc, (9), (10)	393,273
	Total Hotels, Restaurants & Leisure	601,095
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
12,030	Catalina Marketing Corp, (9), (10)	22,051
	Marine – 0.0% (0.0% of Total Investments)
573	ACBL HLDG CORP, (9), (10)	15,185
	Media – 0.4% (0.3% of Total Investments)
640,661	Clear Channel Outdoor Holdings Inc, (10)	1,608,059
7	Cumulus Media Inc, (10)	67
1,318,561	Hibu plc, (9), (10)	210,970

Shares	Description (1)	Value
	Media (continued)
36,087	Tribune Co, (6), (10)	$36
	Total Media	1,819,132
	Multiline Retail – 0.0% (0.0% of Total Investments)
187	Belk Inc, (9), (10)	4,114
	Oil, Gas & Consumable Fuels – 1.6% (1.0% of Total Investments)
159,096	California Resources Corp, (10)	3,770,575
76,755	California Resources Corp, (6), (10)	1,819,094
21,791	Whiting Petroleum Corp, (10)	873,165
	Total Oil, Gas & Consumable Fuels	6,462,834
	Pharmaceuticals – 0.1% (0.0% of Total Investments)
15,310	Advanz Pharma Corp Ltd, (10)	257,208
	Software – 0.4% (0.2% of Total Investments)
9,254	SkillSoft Corp, (9), (10)	1,526,910
457	SkillSoft Corp, (9), (10)	86,830
672	SkillSoft Corp, (6), (10)	1
1,344	SkillSoft Corp, (9), (10)	—
	Total Software	1,613,741
	Total Common Stocks (cost $28,575,573)	16,202,366

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	ASSET-BACKED SECURITIES – 0.7% ( 0.4% of Total Investments)
$800	Dryden 50 Senior Loan Fund, 144A, (3-Month LIBOR reference rate + 6.260% spread), (12)	6.444%	7/15/30	Ba3	$799,098
400	Flatiron CLO 19 Ltd, 144A, (3-Month LIBOR reference rate + 7.200% spread), (12)	7.394%	11/16/32	BB-	400,823
750	Gilbert Park CLO Ltd, 144A, (3-Month LIBOR reference rate + 6.400% spread), (12)	6.584%	10/15/30	Ba3	750,128
400	Neuberger Berman Loan Advisers CLO 28 Ltd, 144A, (3-Month LIBOR reference rate + 5.600% spread), (12)	5.788%	4/20/30	BB-	387,242
400	Trinitas CLO XV Ltd, 144A, (3-Month LIBOR reference rate + 7.450% spread), (12)	7.634%	4/22/34	BB-	393,204
$2,750	Asset-Backed Securities (cost $2,718,545)				2,730,495

Shares	Description (1)	Value
	WARRANTS – 0.1% (0.1% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
15,619	Avaya Holdings Corp, (9)	$101,524
	Marine – 0.1% (0.1% of Total Investments)
603	ACBL HLDG CORP, (9)	15,980

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
Shares	Description (1)	Value
	Marine(continued)
2,243	ACBL HLDG CORP, (9)	$70,654
1,706	ACBL HLDG CORP, (9)	60,563
6,729	ACBL HLDG CORP, (6)	2,112
11,281	Total Marine	149,309
	Industrial Conglomerates – 0.0% (0.0% of Total Investments)
5,118	ACBL HLDG CORP, (6)	2,141
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
314	California Resources Corp	1,256
	Entertainment – 0.0% (0.0% of Total Investments)
138,768	Cineworld Warrant, (9)	78,681
	Total Warrants (cost $1,597,504)	332,911

Shares	Description (1)	Coupon	Ratings (4)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0% (0.0% of Total Investments)
	Marine – 0.0%
2,133	ACBL HLDG CORP, (9), (10)	0.000%	N/R	$67,190
2,428	ACBL HLDG CORP, (9), (10)	0.000%	N/R	86,194
	Total Marine			153,384
	Total Convertible Preferred Securities (cost $129,512)			153,384

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)
13,466	Fieldwood Energy Inc, (9), (10)	$13
2,721	Fieldwood Energy Inc, (9), (10)	3
	Total Common Stock Rights (cost $384,387)	16
	Total Long-Term Investments (cost $650,987,130)	634,731,854

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 12.1% (7.3% of Total Investments)
	INVESTMENT COMPANIES – 12.1% (7.3% of Total Investments)
50,163,638	BlackRock Liquidity Funds T-Fund Portfolio	0.015% (13)	$50,163,638
	Total Short-Term Investments (cost $50,163,638)		50,163,638
	Total Investments (cost $701,150,768) – 165.0%		684,895,492
	Borrowings – (57.1)% (14), (15)		(237,100,000)
	Term Preferred Shares, net of deferred offering costs – (18.0)%		(74,557,378)
	Other Assets Less Liabilities – 10.1%		41,924,634
	Net Assets Applicable to Common Shares – 100%		$415,162,748

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$568,476,660	$2,832,403	$571,309,063
Corporate Bonds	—	44,003,619	—	44,003,619
Common Stocks	6,714,710	7,566,502	1,921,154	16,202,366
Asset-Backed Securities	—	2,730,495	—	2,730,495
Warrants	1,256	327,402	4,253	332,911
Convertible Preferred Securities	—	153,384	—	153,384
Common Stock Rights	—	16	—	16
Short-Term Investments:
Investment Companies	50,163,638	—	—	50,163,638
Total	$56,879,604	$623,258,078	$4,757,810	$684,895,492

	Level 3
	Variable Rate Senior Loan Interests	Common Stocks	Warrants
Balance at the beginning of period	$ –	$104,094	$ –
Gains (losses):
Net realized gains (losses)	(5,415)	–	–
Change in net unrealized appreciation (depreciation)	1,789,345	(877,874)	4,253
Purchases at cost	26,045	2,694,933	–
Sales at proceeds	(31,779)	–	–
Net discounts (premiums)	57,015	–	–
Transfers into	997,193	–	–
Transfers (out of)	–	–	–
Balance at the end of period	$2,832,404	$1,921,153	$4,253
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end	$1,789,344	$(877,874)	$4,253

JRO	Nuveen Floating Rate Income Opportunity Fund (continued)
Portfolio of Investments April 30, 2021
(Unaudited)
As of the measurement date, the following Common Stocks categorized as Level 3: (1) Millennium Health LLC are priced based on updated financial statements which reflect the most recent net asset values; (2) California Resources Corporation are priced at a 25% discount to the closing price; (3) SkillSoft Corporation and TNT Crane & Rigging Inc. are priced at a placeholder value; (4) Tribune Co are priced at last trade price less the distribution amount. The following Variable Rate Senior Loan Interests categorized as Level 3: (1) Revlon Consumer Products Corporation are utilizing a weighted probability model; (2) Education Management LLC are utilizing the stale Reuters price as no vendors are pricing the loan. Warrants categorized as Level 3 are utilizing the weighted average of quarterly cash payments received with a 25% discount.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ —	$ —	$ —	$(2,832,404)	$2,832,404	$ —

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Shares round to less than 1.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Common Stock received as part of the bankruptcy settlements for Bruce Mansfield Unit 1 2007 Pass Through Trust.
(12)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(13)	The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(14)	Borrowings as a percentage of Total Investments is 34.6%.
(15)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(16)	Taxable Fund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT	Real Estate Investment Trust
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.